Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	2017		2016
Advances to suppliers	Ps.	346,263	Ps.	705,105
Prepaid aircraft rent	215,784		668,306
Prepaid insurance	68,712		47,663
Other prepaid expenses	65,642		33,555
Sales commission to travel agencies	54,501		73,413
Advances for constructions of aircraft and engines	13,764		31,437
Loss on sale and leaseback transactions to be amortized (Note 14)	3,047		3,047

	Ps.	767,713	Ps.	1,562,526